Inventories	12 Months Ended
Mar. 31, 2026
Disclosure Of Inventories [Abstract]
Inventories	15. Inventories
	March 31, 2026	March 31, 2025
Trade inventories*	2,893	3,959
	2,893	3,959

*	Includes project inventory of ₹ 2,665 (previous year: ₹ 3,660)